Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock, Common [Member] CNY (¥) shares	AOCI Attributable to Parent [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance, value at Dec. 31, 2022	¥ 103	¥ 5,692,703	¥ (568,595)	¥ 52,237	¥ 698,401	¥ 6,496,852	¥ 72,788		¥ 12,444,489
Balance, shares at Dec. 31, 2022 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2022 | shares			(136,874,400)
Repurchase of ordinary shares			¥ (691,464)						(691,464)
Repurchase of ordinary shares, shares | shares			(107,601,530)
Share-based compensation		116,407							116,407
Exercise of share-based compensation plans		(60,376)	¥ 60,376
Exercise of share-based compensation plans, shares | shares			20,799,700
Net profit						2,340,835	42,650		2,383,485
Dividends paid to shareholders						(416,463)	(13,890)		(430,353)
Foreign currency translation adjustment				27,769					27,769
Appropriation to statutory reserve					64,071	(64,071)
Capital reduction by non-controlling interest							20,565		20,565
Ending balance, value at Dec. 31, 2023	¥ 103	5,748,734	¥ (1,199,683)	80,006	762,472	8,357,153	122,113		13,870,898
Balance, shares at Dec. 31, 2023 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2023 | shares			(223,676,230)
Repurchase of ordinary shares			¥ (643,208)						(643,208)
Repurchase of ordinary shares, shares | shares			(88,949,555)
Share-based compensation		144,052							144,052
Exercise of share-based compensation plans		(77,349)	¥ 77,349
Exercise of share-based compensation plans, shares | shares			28,805,340
Net profit						2,383,146	4,699		2,387,845
Dividends paid to shareholders						(441,331)			(441,331)
Foreign currency translation adjustment				12,620					12,620
Appropriation to statutory reserve					90,251	(90,251)
Capital reduction by non-controlling interest							(142)		(142)
Business combination							222,941		222,941
Ending balance, value at Dec. 31, 2024	¥ 103	5,815,437	¥ (1,765,542)	92,626	852,723	10,208,717	349,611		¥ 15,553,675
Balance, shares at Dec. 31, 2024 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2024 | shares			(283,820,445)					283,820,445	283,820,445
Repurchase of ordinary shares			¥ (767,004)						¥ (767,004)
Repurchase of ordinary shares, shares | shares			(72,918,190)
Share-based compensation		149,045							149,045
Exercise of share-based compensation plans		(57,023)	¥ 67,287						10,264
Exercise of share-based compensation plans, shares | shares			23,110,300
Net profit						2,542,405	2,797	$ 363,960	2,545,202
Dividends paid to shareholders						(510,201)			(510,201)
Foreign currency translation adjustment				(79,599)				(11,383)	(79,599)
Appropriation to statutory reserve					189,589	(189,589)
Business combination							10		10
Acquisition of additional equity interests of subsidiaries		1,127					(58,532)		(57,405)
Ending balance, value at Dec. 31, 2025	¥ 103	¥ 5,908,586	¥ (2,465,259)	¥ 13,027	¥ 1,042,312	¥ 12,051,332	¥ 293,886	$ 2,408,660	¥ 16,843,987
Balance, shares at Dec. 31, 2025 | shares	1,550,071,169
Treasury stock, shares at Dec. 31, 2025 | shares			(333,628,335)					333,628,335	333,628,335